condensed interim consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING REVENUES
Service	$ 4,342	$ 4,358	$ 8,671	$ 8,703
Equipment	558	576	1,095	1,156
Operating revenues (arising from contracts with customers)	4,900	4,934	9,766	9,859
Other income	74	12	140	51
Operating revenues and other income	4,974	4,946	9,906	9,910
OPERATING EXPENSES
Goods and services purchased	1,825	1,790	3,635	3,593
Employee benefits expense	1,473	1,568	2,957	3,108
Depreciation	608	598	1,298	1,238
Amortization of intangible assets	386	408	759	790
Total	4,292	4,364	8,649	8,729
OPERATING INCOME	682	582	1,257	1,181
Financing costs	382	323	776	643
INCOME BEFORE INCOME TAXES	300	259	481	538
Income taxes	79	63	120	118
NET INCOME	221	196	361	420
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(27)	(16)	32	(35)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	17	(66)	41	(35)
Total items that may subsequently be reclassified to income	(10)	(82)	73	(70)
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(4)	(2)	(3)	(8)
Employee defined benefit plan re-measurements	16	3	51	(1)
Total items never subsequently reclassified to income	12	1	48	(9)
Total	2	(81)	121	(79)
COMPREHENSIVE INCOME	223	115	482	341
NET INCOME ATTRIBUTABLE TO:
Common Shares	228	200	355	417
Non-controlling interests	(7)	(4)	6	3
NET INCOME	221	196	361	420
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	220	144	446	355
Non-controlling interests	3	(29)	36	(14)
COMPREHENSIVE INCOME	$ 223	$ 115	$ 482	$ 341
NET INCOME PER COMMON SHARE
Basic	$ 0.15	$ 0.14	$ 0.24	$ 0.29
Diluted	$ 0.15	$ 0.14	$ 0.24	$ 0.29
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,482	1,447	1,479	1,443
Diluted	1,486	1,452	1,483	1,447